Cover	Jan. 31, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2025
Entity File Number	001-40964
Entity Registrant Name	ZOOMCAR HOLDINGS, INC.
Entity Central Index Key	0001854275
Entity Tax Identification Number	99-0431609
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Anjaneya Techno Park
Entity Address, Address Line Two	No.147
Entity Address, Address Line Three	1st Floor
Entity Address, City or Town	Bangalore
Entity Address, Country	IN
Entity Address, Postal Zip Code	560008
City Area Code	+91
Local Phone Number	8048821871
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ZCAR
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock at a price of $571, subject to adjustment
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock at a price of $571, subject to adjustment
Trading Symbol	ZCARW
Security Exchange Name	NASDAQ